Prepaid Expenses	12 Months Ended
Dec. 31, 2020
Prepaid Expenses
Prepaid Expenses

Note 22 Prepaid Expenses

	December 31,
	2020	2019
Prepaid rental charges	0	771
Prepaid insurance premiums	10,743	—
Prepaid expenses for research and development	640	2,854
Prepaid transaction costs	0	14,662
Other prepaid expenses	6,363	—
Total	17,746	18,287

Parent Company
Prepaid Expenses
Prepaid Expenses

Note 17 Prepaid Expenses

	December 31,
	2020	2019
Prepaid rental charges	792	771
Prepaid insurance premiums	10,186	—
Prepaid expenses for research and development	224	2,854
Prepaid transaction costs	0	14,662
Other prepaid expenses	3,288	—
Total	14,490	18,287